Goodwill (Tables)	9 Months Ended
Sep. 30, 2011
Goodwill
	September 30,	December 31,
	2011	2010
	(in thousands)

Opening balance	$175,860	$173,568
Current period acquisitions	107,278	3,505
Prior period acquisitions	-	2,539
Foreign exchange movement	(190)	(3,752)
Closing balance	$282,948	$175,860

Firecrest Clinical Limited
Schedule of Assets Acquired and the Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

July 14
2011
(in thousands)
Property, plant and equipment	$695
Goodwill	67,560
Cash and cash equivalents	1,965
Other current assets	3,550
Current liabilities	(2,545)
Purchase price	$71,225

Oxford Outcomes Limited
Schedule of Assets Acquired and the Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill	39,718
Cash and cash equivalents	6,335
Other current assets	6,679
Current liabilities	(1,995)
Purchase price	$51,227

Timaq Medical Imaging
Schedule of Assets Acquired and the Liabilities Assumed
The following table summarizes the fair values of the assets acquired and the liabilities assumed:

May 17
2010
(in thousands)
Property, plant and equipment	$107
Goodwill	3,505
Intangible assets	770
Other current assets	160
Current liabilities	(719)
Purchase price	$3,823